Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Debt converted into Mobivity stock			$ 570,534
Debt conversion to common stock shares			370,534
Debt conversion to prepaid services			200,000
Recognized revenue	0	51,000	0	84,000	164,738
Remaining balance of prepaid services	35,262		35,262
Debt conversion value					570,534
Common stock value					370,534
Chief Financial Officer [Member]
Bridge note	20,000
Note conversion into shares	189,812
Warrant to purchase shares of common stock	189,812
Warrant exercise price per share	$ 0.20
Chief Executive Officer [Member]
Bridge note	$ 17,500
Note conversion into shares	88,243
Warrant to purchase shares of common stock	88,243
Warrant exercise price per share	$ 0.20